Loans and Borrowings - Lease Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Finance Lease Before IFRS 16 Transition [Roll Forward]
Beginning balance	$ 1,326	$ 448
Lease additions		985
Assumed on acquisition		298
Lease payments		(405)
Ending balance		1,326
Current portion, before IFRS 16 transition		(360)
Long-term portion, before IFRS 16 transition		966
Lease Liability [Roll Forward]
Beginning balance	1,326	448
IFRS 16 transition	95,464
Lease additions	9,465
Disposal of leases	(2,123)
Lease payments	(13,468)
Lease term reduction and other items	(6,108)
Changes due to foreign exchange rates	185
Interest expense on lease liabilities	5,543
Ending balance	90,284	$ 94,780
Current lease liabilities	(6,587)
Non-current lease liabilities	$ 83,697